LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1300 SOUTH CLINTON STREET

FORT WAYNE, INDIANA 46802

MARY JO ARDINGTON

ASSOCIATE GENERAL COUNSEL

Phone: 260-455-3917

MaryJo. Ardington@LFG.com

VIA EDGAR

October 25, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Lincoln Life Variable Annuity Account N

Lincoln Core IncomeSM Variable Annuity

The Lincoln National Life Insurance Company

Registration Statement on Form N-4

File No. 811-08517

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life Variable Annuity Account N (“the Account”), we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the “Registration Statement”) for individual variable annuity contracts (“Contracts”).

A copy of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission by Lincoln Life Variable Annuity Account N (File No. 333-193274), and the Registration Statement is based on the current Registration Statement for the Account.  Accordingly, we request that the Registration Statement be given selective review.  The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Mary Jo Ardington